CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
ASSETS
Cash, including interest bearing accounts of $1,909,529 (December 31, 2011) and $3,058,747 (December 31, 2010)	$ 3,067,697
Restricted cash, including interest bearing accounts of $414,807 (December 31, 2011) and $402,373 (December 31, 2010)	457,053
Net investment in finance and sales-type leases, net	67,620
Flight equipment under operating leases	51,408,800
Less accumulated depreciation	12,893,421
Flight equipment under operating leases, net	38,515,379
Flight equipment held for sale	255,178
Deposits on flight equipment purchases	184,410
Lease receivables and other assets, net	467,997
Derivative assets, net	60,150
Deferred debt issue costs - less accumulated amortization of $246,082 (December 31, 2011) and $181,460 (December 31, 2010)	232,576
Total assets	43,308,060
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	451,284
Current income taxes and other tax liabilities	159,611
Secured debt financing, net of deferred debt discount of $17,452 (December 31, 2011) and $22,309 (December 31, 2010)	9,556,634
Unsecured debt financing, net of deferred debt discount of $39,128 (December 31, 2011) and $47,977 (December 31, 2010)	16,997,466
Subordinated debt	1,000,000
Foreign currency adjustment related to foreign currency denominated debt	165,400
Security deposits, overhaul rentals and other customer deposits	1,808,393
Rentals received in advance	284,115
Deferred income taxes	4,660,150
Commitments and contingencies - Note R (December 31, 2012)
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding	100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 shares issued and outstanding	1,053,582
Paid-in capital	1,251,225
Accumulated other comprehensive (loss) income	(58,944)
Retained earnings	5,879,144
Total shareholders' equity	8,225,007
Total liabilities and shareholders' equity	$ 43,308,060